BALANCES CLASSIFIED AS HELD FOR SALE	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
BALANCES CLASSIFIED AS HELD FOR SALE	BALANCES CLASSIFIED AS HELD FOR SALE
As at December 31, 2024, assets held for sale represents the total assets of those entities that the Company has divested, subsequent to year end, for its “rest-of-the-world” distributed generation business through the sale of 100% of the equity interests in certain direct and non-direct non-U.S. subsidiaries of the Company to TZE, accompanied by the sale to TZE of certain assets relating to such business. The sale of these assets were completed in the first quarter of 2025. For more details, refer to Note 20 Subsequent Event. In fiscal year 2023, asset held for sale represents fixed assets that have satisfied the held for sale criteria under ASC 360 Property, Plant and Equipment for which the sale happened in the first quarter of 2024. Such assets are carried at the lower of carrying amount and fair value less costs to sell.

	As of
(In thousands)	December 31, 2024	December 31, 2023
Cash and cash equivalents	$9,556	$—
Restricted cash and cash equivalents	687
Accounts receivable, net	7,508	—
Inventories, net	57,306	—
Prepaid expenses and other current assets	15,705	—
Property, plant and equipment, net	67,812	466
Operating lease right of use assets	323	—
Intangible assets, net	14	—
Other long-term assets	13,358	—
Total assets classified as held for sale	$172,269	$466

Accounts payable	$56,755	$—
Accrued liabilities	26,623	—
Contract liabilities, current portion	1,823	—
Short-term debt	1,685	—
Operating lease liabilities	317	—
Deferred tax liabilities	1,116	—
Other long-term liabilities	17,049	—
Total liabilities classified as held for sale	$105,368	$—